Federated Hermes MDT Mid Cap Growth Fund
Portfolio of Investments
July 31, 2021 (unaudited)
Shares			Value
		COMMON STOCKS—98.2%
		Communication Services—5.3%
165,661	[1]	Altice USA, Inc.	$5,090,763
11,004	[1]	AMC Networks, Inc.	550,640
18,994	[1]	IAC/InterActiveCorp.	2,607,686
40,724	[1]	Match Group, Inc.	6,486,111
18,536		Nexstar Media Group, Inc., Class A	2,726,090
87,867	[1]	Pinterest, Inc.	5,175,366
21,695	[1]	Roku, Inc.	9,292,185
13,757	[1]	Take-Two Interactive Software, Inc.	2,385,739
59,018	[1]	Zynga, Inc.	596,082
		TOTAL	34,910,662
		Consumer Discretionary—15.6%
1,035	[1]	AutoZone, Inc.	1,680,395
17,622	[1]	Boyd Gaming Corp.	1,004,454
43,903	[1]	Burlington Stores, Inc.	14,698,725
1,373	[1]	Carvana Co.	463,470
5,632	[1]	Chipotle Mexican Grill, Inc.	10,494,894
28,610		Domino’s Pizza, Inc.	15,034,269
8,824	[1]	Etsy, Inc.	1,619,292
3,604	[1]	Expedia Group, Inc.	579,776
32,596	[1]	Five Below, Inc.	6,337,314
58,927	[1]	Floor & Decor Holdings, Inc.	7,189,683
75,951		L Brands, Inc.	6,081,397
2,735	[1]	O’Reilly Automotive, Inc.	1,651,502
4,103	[1]	Penn National Gaming, Inc.	280,563
1,839	[1]	RH	1,221,243
19,244	[1]	Tapestry, Inc.	814,021
175,427		Tempur Sealy International, Inc.	7,590,726
21,541		The Wendy’s Co.	499,967
5,015		Tractor Supply Co.	907,364
44,001		Travel + Leisure Co.	2,279,252
16,440	[1]	Ulta Beauty, Inc.	5,520,552
9,798	[1,2]	Wayfair, Inc.	2,364,845
16,790		Williams-Sonoma, Inc.	2,547,043
128,784	[1]	YETI Holdings, Inc.	12,405,763
		TOTAL	103,266,510
		Consumer Staples—1.8%
245,027	[2]	Albertsons Cos., Inc.	5,292,583
48,895		Energizer Holdings, Inc.	2,095,151
6,930	[1]	Herbalife Ltd.	353,014
150,862	[1]	Sprouts Farmers Market, Inc.	3,708,188
284	[1]	The Boston Beer Co., Inc., Class A	201,640
		TOTAL	11,650,576
		Energy—0.5%
96,964		Continental Resources, Inc.	3,311,321
		Financials—5.5%
19,815		Citizens Financial Group, Inc.	835,400
27,395		Discover Financial Services	3,405,746

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
29,350		MSCI, Inc., Class A	$17,491,426
25,522		Synchrony Financial	1,200,044
118,672		Tradeweb Markets, Inc.	10,292,423
83,743		Virtu Financial, Inc.	2,155,545
11,384		Western Alliance Bancorp	1,056,663
		TOTAL	36,437,247
		Health Care—18.1%
6,540		Agilent Technologies, Inc.	1,002,124
14,597	[1]	Align Technology, Inc.	10,156,593
8,950	[1]	Alnylam Pharmaceuticals, Inc.	1,601,513
288,349	[1]	Avantor, Inc.	10,836,155
76,745		Bruker Corp.	6,312,276
71,692		Cardinal Health, Inc.	4,257,071
3,796	[1]	Dexcom, Inc.	1,956,876
13,344	[1]	Horizon Therapeutics PLC	1,334,667
10,362	[1]	IDEXX Laboratories, Inc.	7,030,928
70,137	[1]	IQVIA Holdings, Inc.	17,372,935
23,862	[1]	Jazz Pharmaceuticals PLC.	4,045,086
25,943	[1]	Maravai LifeSciences Holdings, Inc.	1,140,714
36,622		McKesson Corp.	7,464,662
4,411	[1]	Mettler-Toledo International, Inc.	6,500,535
32,933	[1]	Moderna, Inc.	11,645,109
15,499	[1]	Molina Healthcare, Inc.	4,231,382
13,228	[1]	Neurocrine Biosciences, Inc.	1,232,982
1,420	[1]	Repligen Corp.	348,894
6,499	[1]	SAGE Therapeutics, Inc.	284,201
63,201	[1]	Veeva Systems, Inc.	21,027,605
625	[1]	Waters Corp.	243,631
		TOTAL	120,025,939
		Industrials—13.2%
15,232		Advanced Drainage System, Inc.	1,859,675
6,637		AGCO Corp.	876,814
77,299		Allegion PLC	10,559,043
38,361		Allison Transmission Holdings, Inc.	1,530,988
2,710	[1]	Axon Enterprise, Inc.	504,114
27,360	[1]	Azek Co., Inc.	995,083
12,820		C.H. Robinson Worldwide, Inc.	1,143,159
8,452	[1]	CACI International, Inc., Class A	2,256,346
234,288		Carrier Global Corp.	12,944,412
3,189		Expeditors International Washington, Inc.	408,989
4,376		Fortune Brands Home & Security, Inc.	426,529
31,242	[1]	Generac Holdings, Inc.	13,101,645
22,486		Graco, Inc.	1,755,707
35,506		Huntington Ingalls Industries, Inc.	7,283,346
24,498	[1]	IAA Spinco, Inc.	1,481,639
18,889		Landstar System, Inc.	2,965,573
50,156		Nielsen Holdings PLC	1,188,196
2,446		Old Dominion Freight Lines, Inc.	658,341
35,233		Pitney Bowes, Inc.	281,864
107,189	[1]	R.R. Donnelley & Sons Co.	655,997
5,675		Spirit AeroSystems Holdings, Inc., Class A	245,217
2,883	[1]	Transdigm Group, Inc.	1,848,262

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
61,728		TransUnion	$7,411,064
951	[1]	United Rentals, Inc.	313,402
169,272		Vertiv Holdings Co.	4,746,387
60,770	[1]	XPO Logistics, Inc.	8,428,191
9,879		Xylem, Inc.	1,243,272
		TOTAL	87,113,255
		Information Technology—34.8%
8,280	[1]	Advanced Micro Devices, Inc.	879,253
12,311		Alliance Data Systems Corp.	1,148,001
35,943	[1]	Arista Networks, Inc.	13,672,358
64,661		Bentley Systems, Inc.	3,932,035
11,864	[1]	Bill.Com Holdings, Inc.	2,453,713
69,915	[1]	CloudFlare, Inc.	8,294,016
11,758	[1]	CommScope Holdings Co., Inc.	248,799
69,685	[1]	Crowdstrike Holdings, Inc.	17,672,813
94,555	[1]	Datadog, Inc.	10,467,239
25,973	[1]	DocuSign, Inc.	7,740,993
383,089	[1]	Dropbox, Inc.	12,063,473
136,569	[1]	Dynatrace Holdings LLC	8,722,662
6,920	[1]	Elastic N.V.	1,024,575
39,849	[1]	EPAM Systems, Inc.	22,307,470
12,170	[1]	FleetCor Technologies, Inc.	3,142,537
71,169	[1]	Fortinet, Inc.	19,375,049
10,036	[1]	Gartner, Inc., Class A	2,656,830
5,959	[1]	Globant SA	1,425,154
34,831	[1]	HubSpot, Inc.	20,759,973
75,772		Jabil, Inc.	4,511,465
8,387	[1]	Jamf Holding Corp.	275,177
29,397		KLA Corp.	10,234,860
2,001		MKS Instruments, Inc.	313,036
21,368		Monolithic Power Systems	9,599,788
22,249		NortonLifeLock, Inc.	552,220
189,225	[1]	Nutanix, Inc.	6,815,885
55,339	[1]	ON Semiconductor Corp.	2,161,541
24,061	[1]	Palo Alto Networks, Inc.	9,601,542
5,852	[1]	Paycom Software, Inc.	2,340,800
31,003	[1]	Paylocity Corp.	6,431,882
29,908	[1]	Pure Storage, Inc.	583,804
9,343	[1]	Smartsheet, Inc.	677,835
20,622	[1]	Teradata Corp.	1,024,089
9,035		Teradyne, Inc.	1,147,445
8,991		Universal Display Corp.	2,108,300
381,457		Western Union Co.	8,853,617
20,652	[1]	Zscaler, Inc.	4,872,013
		TOTAL	230,092,242
		Materials—2.7%
85,265	[1]	Axalta Coating Systems Ltd.	2,566,476
132,252	[1]	Berry Global Group, Inc.	8,502,481
5,788		Celanese Corp.	901,597
65,401		Chemours Co./The	2,174,583
4,390		LyondellBasell Industries N.V.	436,059
39,082		RPM International, Inc.	3,384,110

Shares		Value
	COMMON STOCKS—continued
	Materials—continued
2,630	Westlake Chemical Corp.	$218,080
	TOTAL	18,183,386
	Real Estate—0.7%
18,503	Extra Space Storage, Inc.	3,222,112
587	SBA Communications, Corp.	200,161
11,003	Simon Property Group, Inc.	1,392,100
	TOTAL	4,814,373
	TOTAL COMMON STOCKS (IDENTIFIED COST $493,846,867)	649,805,511
	INVESTMENT COMPANIES—2.5%
4,407,946	Federated Hermes Government Obligations Fund, Premier Shares, 0.01%[3]	4,407,946
11,976,393	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.02%[3]	11,980,552
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $16,386,933)	16,388,498
	TOTAL INVESTMENT IN SECURITIES—100.7% (IDENTIFIED COST $510,233,800)	666,194,009
	OTHER ASSETS AND LIABILITIES - NET—(0.7)%[4]	(4,627,753)
	TOTAL NET ASSETS—100%	$661,566,256
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended July 31, 2021, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 10/31/2020	$236,922	$7,589,529	$7,826,451
Purchases at Cost	$25,193,726	$69,461,698	$94,655,424
Proceeds from Sales	$(21,022,702)	$(65,070,920)	$(86,093,622)
Change in Unrealized Appreciation/Depreciation	N/A	$1,721	$1,721
Net Realized Gain/(Loss)	N/A	$(1,476)	$(1,476)
Value as of 7/31/2021	$4,407,946	$11,980,552	$16,388,498
Shares Held as of 7/31/2021	4,407,946	11,976,393	16,384,339
Dividend Income	$186	$5,078	$5,264

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of July 31, 2021, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Collateral Received
$4,274,846	$4,407,946

3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.

■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2021, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.